DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The Company reclassified the following operations to discontinued operations for the three months ended June 30, 2022.

	2023	2022
Revenue	$-	$212
Operating expenses	-	86,060
Other (income) loss	-	-
Net loss from discontinued operations	$-	$(85,848)

The Company reclassified the following operations to discontinued operations for the years ended March 31, 2023 and 2022, respectively.

	2023	2022
Revenue	$212	$-
Operating expenses	86,060	-
Other (income) loss	-	-
Net loss from discontinued operations	$(85,848)	$-

The following represents the calculation of the loss on disposal of Norr at September 20, 2022:

Proceeds from sale	$3
Cash	(3,205)
Inventory	(40,901)
Loss on disposal of discontinued operations	$(44,103)

The following represents the calculation of the loss on disposal of Elysian at September 21, 2022:

Proceeds from sale	$1
Cash	(552)
Prepaid expenses	(100,000)
Loss on disposal of discontinued operations	$(100,551)